Trade Payables and Accrued Expenses - Summary of Trade Payables and Accrued Expenses (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 27,053		₨ 28,527
Accrued expenses	51,076		59,777
Trade payables and accrued expenses	₨ 78,129	$ 1,036	₨ 88,304